Cost of services - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cost of services
Number of employees	5,800	5,800	6,300
Depreciation for brazil concession assets	$ 16,502,000	$ 16,870,000	$ 19,742,000
Cost Of Services, Amortisation Of Leases	$ 3,185,000	$ 2,540,000	$ 2,756,000